Label	Element	Value
Virtus High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus High Yield Bond Fund,

a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and

Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus High Yield Bond Fund (the “Fund”) will be effective July 25, 2022.

◾	Seix Investment Advisors (“Seix”), an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	James FitzPatrick, CFA and Michael Kirkpatrick will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S. as subadviser of the Fund and all references to Justin Kass, CFA, David J. Oberto and Michael E. Yee as portfolio managers of the Fund will be removed from the prospectuses.

◾	The Fund will be renamed the Virtus Seix High Yield Income Fund

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus High Yield Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.12% for Class A shares, 0.83% for Institutional Class shares, 0.80% for Class P shares and 1.00% for Administrative Class shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 20, 2023
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.